Business Description and Basis of Presentation (Details)	3 Months Ended
Mar. 31, 2022
Business Combination [Member]
Business Description and Basis of Presentation (Details) [Line Items]
Business acquisition, description	The Company’s approximately 1,700 granted and pending additive technology patents to date have been used to create models, prototypes, manufacturing tools, and production parts for a multitude of industries including aerospace, automotive, transportation, healthcare, consumer products, dental, medical, and education.